Transactions with Related Parties - Additional Information (Details)		1 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2024 Vessel	Apr. 30, 2023 Vessel	Jun. 30, 2025 USD ($) Vessel	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Accrued interest costs of the profit and loss sharing agreement				$ 0	$ 77,117
Payables to Assignee	$ 60,892			60,892		$ 60,892
Interest on loan receivable					4.06%
Payables to shareholder	5,239,219			5,239,219		5,239,219
Receivables from related parties	7,248,319			7,248,319		8,313,623
Other receivables	724,675			724,675		930,381
Payable to Assignee A
Related Party Transaction [Line Items]
Payables to Assignee	60,892			60,892
Heidmar Trading LLC
Related Party Transaction [Line Items]
Syndication income				$ 0	$ 649,722
Number of vessels | Vessel		1	1	2
Maistros Shipinvest Corp.
Related Party Transaction [Line Items]
Payables to shareholder	5,239,219			$ 5,239,219		5,239,219
Advance To An Employee
Related Party Transaction [Line Items]
Other receivables	98,026			98,026		$ 98,026
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Amount provided for working capital purposes					$ 930,000
Interest income earned				$ 5,060
Weighted average interest rate on interest income				6.75%
C/V A. Obelix
Related Party Transaction [Line Items]
Related party transaction, description				the C/V A. Obelix, a 1,702 TEU feeder container vessel that was built in 2008 at Wadan/Aker Yards, Wismar Germany. The C/V A. Obelix will be delivered with an approximate 2.5-year time charter.
Aggregate purchase price	$ 25,250,000			$ 25,250,000